The Royce Fund

Supplement to the Investment, Service, and Institutional Class Shares Prospectus Dated May 1, 2018

Royce Micro-Cap Opportunity Fund

The Board of Trustees of The Royce Fund recently approved, subject to Target Fund shareholder approval, the fund reorganization described below.

Target Fund	Acquiring Fund
Royce Micro-Cap Opportunity Fund, a series of The Royce Fund	Royce Opportunity Fund, a series of The Royce Fund

Pursuant to this proposal, the assets and liabilities of the Target Fund would be exchanged for shares of the Acquiring Fund and shareholders of the Target Fund would become shareholders of the Acquiring Fund. No sales charges or redemption fees would be imposed in connection with the reorganization. The Acquiring Fund shares to be received by Target Fund shareholders in the reorganization will be of the same class and will be equal in value to the Target Fund shares held by such shareholders immediately prior to the reorganization. The completion of the reorganization transaction is subject to approval by the shareholders of the Target Fund and the satisfaction of certain customary closing conditions, including the receipt of an opinion of special tax counsel to the effect that the reorganization transaction will not result in any adverse federal income tax consequences to the Acquiring Fund, the Target Fund, or their respective shareholders.

It is anticipated that a prospectus/proxy statement relating to the reorganization transaction will be mailed to Target Fund shareholders during the first calendar quarter of 2019 and that the special meeting of Target Fund shareholders will be held during the second calendar quarter of 2019. Assuming receipt of the required shareholder approval and satisfaction of the relevant closing conditions for the reorganization transaction, it is expected that the reorganization would be completed during the second calendar quarter of 2019.

December 14, 2018

ROFREORG-1218

The Royce Fund

Supplement to the Investment, Service, and Institutional Class Shares Prospectus Dated May 1, 2018

Royce Low-Priced Stock Fund

The Board of Trustees of The Royce Fund recently approved, subject to Target Fund shareholder approval, the fund reorganization described below.

Target Fund	Acquiring Fund
Royce Low-Priced Stock Fund, a series of The Royce Fund	Royce Micro-Cap Fund, a series of The Royce Fund

Pursuant to this proposal, the assets and liabilities of the Target Fund would be exchanged for shares of the Acquiring Fund and shareholders of the Target Fund would become shareholders of the Acquiring Fund. No sales charges or redemption fees would be imposed in connection with the reorganization. The Acquiring Fund shares to be received by Target Fund shareholders in the reorganization will be of the same class and will be equal in value to the Target Fund shares held by such shareholders immediately prior to the reorganization. The completion of the reorganization transaction is subject to approval by the shareholders of the Target Fund and the satisfaction of certain customary closing conditions, including the receipt of an opinion of special tax counsel to the effect that the reorganization transaction will not result in any adverse federal income tax consequences to the Acquiring Fund, the Target Fund, or their respective shareholders.

It is anticipated that a prospectus/proxy statement relating to the reorganization transaction will be mailed to Target Fund shareholders during the first calendar quarter of 2019 and that the special meeting of Target Fund shareholders will be held during the second calendar quarter of 2019. Assuming receipt of the required shareholder approval and satisfaction of the relevant closing conditions for the reorganization transaction, it is expected that the reorganization would be completed during the second calendar quarter of 2019.

December 14, 2018

RMCREORG-1218

The Royce Fund

Supplement to the Investment, Service, and Institutional Class Shares Prospectus Dated May 1, 2018

Royce Small-Cap Leaders Fund

Royce Small/Mid-Cap Premier Fund

The Board of Trustees of The Royce Fund recently approved, subject to Target Fund shareholder approval as described below, the fund reorganizations described below.

Target Fund	Acquiring Fund
Royce Small-Cap Leaders Fund, a series of The Royce Fund	Royce Pennsylvania Mutual Fund, a series of The Royce Fund
Royce Small/Mid-Cap Premier Fund, a series of The Royce Fund	Royce Pennsylvania Mutual Fund, a series of The Royce Fund

The above fund reorganizations are separate transactions and are subject to approval by shareholders of the Target Funds. Only shareholders of Royce Small-Cap Leaders Fund will vote in connection with the reorganization transaction involving that Fund. Likewise, only shareholders of Royce Small/Mid-Cap Premier Fund will vote in connection with the reorganization transaction involving that Fund. Completion of each reorganization transaction is also subject to the satisfaction of certain customary closing conditions, including the receipt of an opinion of special tax counsel to the effect that the reorganization transaction will not result in any adverse federal income tax consequences to the Acquiring Fund, the applicable Target Fund, or their respective shareholders.

The assets and liabilities of a Target Fund would be exchanged for shares of the Acquiring Fund as part of each reorganization, with shareholders of the Target Fund becoming shareholders of the Acquiring Fund. No sales charges or redemption fees would be imposed in connection with either reorganization. The Acquiring Fund shares to be received by shareholders of a Target Fund in a reorganization will be of the same class and will be equal in value to the Target Fund shares held by such shareholders immediately prior to the reorganization.

Shareholder approval of one reorganization transaction is not contingent upon, and will not affect in any way, shareholder approval of the other reorganization transaction.  In addition, the consummation of one reorganization transaction is not contingent upon, and will not affect in any way, the consummation of the other reorganization transaction.

It is anticipated that a prospectus/proxy statement relating to the reorganization transactions will be mailed to Target Fund shareholders during the first calendar quarter of 2019 and that each special meeting of Target Fund shareholders will be held during the second calendar quarter of 2019. Assuming receipt of the required shareholder approval and satisfaction of the relevant closing conditions for a reorganization transaction, it is expected that such reorganization would be completed during the second calendar quarter of 2019.

December 14, 2018

PMF-ISI-1218

The Royce Fund

Supplement to the Consultant and R Class Shares Prospectus Dated May 1, 2018

Royce Small/Mid-Cap Premier Fund

The Board of Trustees of The Royce Fund recently approved, subject to Target Fund shareholder approval, the fund reorganization described below.

Target Fund	Acquiring Fund
Royce Small/Mid-Cap Premier Fund, a series of The Royce Fund	Royce Pennsylvania Mutual Fund, a series of The Royce Fund

Pursuant to this proposal, the assets and liabilities of the Target Fund would be exchanged for shares of the Acquiring Fund and shareholders of the Target Fund would become shareholders of the Acquiring Fund. No sales charges or redemption fees would be imposed in connection with the reorganization. The Acquiring Fund shares to be received by Target Fund shareholders in the reorganization will be of the same class and will be equal in value to the Target Fund shares held by such shareholders immediately prior to the reorganization. The completion of the reorganization transaction is subject to approval by the shareholders of the Target Fund and the satisfaction of certain customary closing conditions, including the receipt of an opinion of special tax counsel to the effect that the reorganization transaction will not result in any adverse federal income tax consequences to the Acquiring Fund, the Target Fund, or their respective shareholders.

It is anticipated that a prospectus/proxy statement relating to the reorganization transaction will be mailed to Target Fund shareholders during the first calendar quarter of 2019 and that the special meeting of Target Fund shareholders will be held during the second calendar quarter of 2019. Assuming receipt of the required shareholder approval and satisfaction of the relevant closing conditions for the reorganization transaction, it is expected that the reorganization would be completed during the second calendar quarter of 2019.

December 14, 2018

PMF-CR-1218